Offsetting financial assets and liabilities - Summary of financial assets subject to offsetting, enforceable master netting arrangements and similar agreements (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets	€ 419,865	€ 298,569
Gross amounts of recognised financial liabilities offset in the statement of financial position	(356,524)	(247,987)
Net amounts of financial assets presented in the statement of financial position	63,341	50,581
Financial instruments	18,440	9,191
Cash and financial instruments received as collateral	37,930	38,368
Net amount	6,971	3,022
Amounts not subject to enforceable netting arrangements	47,234	24,069
Statement of financial position total	110,576	74,650
Loans and advances to customers	644,893	625,122
Other assets	8,850	5,996
Loans and advances to banks
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets	2,576	1,931
Gross amounts of recognised financial liabilities offset in the statement of financial position		(1)
Net amounts of financial assets presented in the statement of financial position	2,576	1,930
Financial instruments	1
Cash and financial instruments received as collateral	2,549	1,923
Net amount	27	7
Amounts not subject to enforceable netting arrangements	16,819	1,473
Statement of financial position total	19,395	3,403
Loans and advances to banks | Reverse repurchase, securities borrowing and similar agreements
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets	2,576	1,930
Gross amounts of recognised financial liabilities offset in the statement of financial position
Net amounts of financial assets presented in the statement of financial position	2,576	1,930
Financial instruments
Cash and financial instruments received as collateral	2,549	1,923
Net amount	27	7
Amounts not subject to enforceable netting arrangements	16,820	1,473
Statement of financial position total	19,395	3,403
Loans and advances to banks | Other
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets	1
Gross amounts of recognised financial liabilities offset in the statement of financial position
Net amounts of financial assets presented in the statement of financial position	1
Financial instruments	1
Net amount
Amounts not subject to enforceable netting arrangements	(1)
Statement of financial position total
Loans and advances to banks | Cash pools
Disclosure of credit risk exposure [line items]
Loans and advances to banks, excluding repurchase agreements not subject to offsetting	15,709	20,189
Financial assets at fair value through profit or loss | Trading and Non-trading
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets	186,123	96,546
Gross amounts of recognised financial liabilities offset in the statement of financial position	(127,768)	(49,995)
Net amounts of financial assets presented in the statement of financial position	58,355	46,552
Financial instruments	18,292	9,172
Cash and financial instruments received as collateral	34,337	34,956
Net amount	5,726	2,423
Amounts not subject to enforceable netting arrangements	29,264	22,596
Statement of financial position total	87,619	69,148
Financial assets at fair value through profit or loss | Trading and Non-trading | Derivatives
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets	134,253	52,724
Gross amounts of recognised financial liabilities offset in the statement of financial position	(106,523)	(38,431)
Net amounts of financial assets presented in the statement of financial position	27,730	14,293
Financial instruments	18,190	9,005
Cash and financial instruments received as collateral	4,525	3,108
Net amount	5,015	2,180
Amounts not subject to enforceable netting arrangements	7,004	7,006
Statement of financial position total	34,734	21,299
Financial assets at fair value through profit or loss | Reverse repurchase, securities borrowing and similar agreements | Trading and Non-trading
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets	51,870	43,822
Gross amounts of recognised financial liabilities offset in the statement of financial position	(21,245)	(11,564)
Net amounts of financial assets presented in the statement of financial position	30,625	32,258
Financial instruments	102	168
Cash and financial instruments received as collateral	29,813	31,848
Net amount	710	243
Amounts not subject to enforceable netting arrangements	22,260	15,590
Statement of financial position total	52,886	47,848
Loans and advances to customers
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets	224,416	196,400
Gross amounts of recognised financial liabilities offset in the statement of financial position	(222,857)	(194,522)
Net amounts of financial assets presented in the statement of financial position	1,559	1,878
Financial instruments	74	19
Cash and financial instruments received as collateral	1,044	1,489
Net amount	441	369
Amounts not subject to enforceable netting arrangements	1,151
Statement of financial position total	2,710	1,878
Loans and advances to customers | Reverse repurchase, securities borrowing and similar agreements
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets	155	71
Gross amounts of recognised financial liabilities offset in the statement of financial position
Net amounts of financial assets presented in the statement of financial position	155	71
Financial instruments
Cash and financial instruments received as collateral	155	71
Net amount
Amounts not subject to enforceable netting arrangements	1,151
Statement of financial position total	1,306	71
Loans and advances to customers | Other
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets		1
Gross amounts of recognised financial liabilities offset in the statement of financial position		(1)
Net amounts of financial assets presented in the statement of financial position
Financial instruments
Cash and financial instruments received as collateral
Net amount
Amounts not subject to enforceable netting arrangements
Statement of financial position total
Loans and advances to customers | Cash pools
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets	224,261	196,328
Gross amounts of recognised financial liabilities offset in the statement of financial position	(222,857)	(194,522)
Net amounts of financial assets presented in the statement of financial position	1,404	1,806
Financial instruments	74	19
Cash and financial instruments received as collateral	889	1,417
Net amount	441	369
Amounts not subject to enforceable netting arrangements
Statement of financial position total	1,404	1,806
Loans and advances to customers	643,587	624,635
Loans and advances to customers, excluding repurchase agreement, subject to offsetting	1,404	1,806
Other items where offsetting is applied in the statement of financial position
Disclosure of credit risk exposure [line items]
Gross amounts of recognised financial assets	6,750	3,692
Gross amounts of recognised financial liabilities offset in the statement of financial position	(5,899)	(3,470)
Net amounts of financial assets presented in the statement of financial position	851	222
Financial instruments	74
Cash and financial instruments received as collateral
Net amount	777	222
Amounts not subject to enforceable netting arrangements
Statement of financial position total	851	222
Other assets	5,191	2,424
Other assets - amounts to be settled, subject to offsetting	€ 851	€ 222